Debt	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Debt
9.	DEBT

The Company’s debt at March 30, 2013 and December 29, 2012 is comprised of the following (in thousands):

Debt Description	Contractual Maturity	Interest Rate at March 30, 2013	March 30, 2013	December 29, 2012
ABL Facility	May 11, 2016	3.24%	$145,000	$170,000
2012 ABS Facility	August 27, 2015	1.50	686,000	686,000
2011 Term Loan	March 31, 2017	5.75	416,500	418,625
Amended 2007 Term Loan	March 31, 2017	5.75	1,673,886	1,684,086
CMBS Fixed Facility	August 1, 2017	6.38	472,391	472,391
Cash Flow Revolver	July 3, 2013	—	—	—
Senior Notes	June 30, 2019	8.50	1,350,000	975,000
Senior Subordinated Notes	June 30, 2017	11.25	—	355,166
Obligations under capital leases	2019-2025	5.75 – 9.00	80,144	31,075
Other debt	2018-2031	4.48 – 4.88	12,893	12,966

Total debt			4,836,814	4,805,309
Add unamortized premium			20,808	8,516
Less current portion of long-term debt			(54,817)	(48,926)

Long-term debt			$4,802,805	$4,764,899

As of March 30, 2013, $1,915 million of the total debt was effectively at a fixed rate and $2,921 million was at a floating rate.

Debt Refinancing

Senior Subordinated Notes Redemption

On January 16, 2013, the Company completed a series of transactions in which it:

•

Redeemed the remaining $355 million in aggregate principal amount of its 11.25% Senior Subordinated Notes (“Senior Subordinated Notes”) due June 30, 2017 at a price equal to 105.625% of the principal amount of such Senior Subordinated Notes, plus accrued and unpaid interest to the redemption date; and

•

Issued an additional $375 million in aggregate principal amount of its 8.5% Senior Notes due June 30, 2019 to fund the Senior Subordinated Notes redemption. The Senior Notes were issued at a price equal to 103.5% of the principal amount for gross proceeds of $388 million. Entities affiliated with KKR, one of the Company’s Sponsors, were initial purchasers of $6 million in aggregate principal of Senior Notes.

The redemption of the Senior Subordinated Notes resulted in a loss on extinguishment of debt of $24 million, including an early redemption premium of $20 million and a write-off of $4 million of unamortized debt issuance costs related to the Senior Subordinated Notes. Additionally, the Company incurred third party costs (principally transaction and legal fees) of $6 million relating to this transaction. An entity affiliated with CD&R, one of the Company’s Sponsors, held all of the redeemed Senior Subordinated Notes.

Following is a description of each of the Company’s debt instruments outstanding as of March 30, 2013:

•

The 2012 ABS Facility provides commitments to fund up to $800 million against certain customer accounts receivable and related assets originated by US Foods, Inc. and certain of its subsidiaries through August 27, 2015. The Company has borrowed $686 million under the 2012 ABS Facility, the entire amount available to it based on its available collateral at August 27, 2012. The Company, at its option, can request additional 2012 ABS Facility borrowings up to the maximum commitment, provided sufficient eligible receivables are available as collateral. The portion of the loan held by the lenders who fund the loan with commercial paper bears interest at the lender’s commercial paper rate plus any other costs associated with the issuance of commercial paper plus 1.25% and an unused commitment fee of 0.35%. The portion of the loan held by lenders who do not fund the loan with commercial paper bears interest at the London InterBank Offered Rate (“LIBOR”) plus 1.25% and an unused commitment fee of 0.35%. See Note 5 — Accounts Receivable Financing Program for a further description of the Company’s 2012 ABS Facility.

•

An asset backed senior secured revolving loan facility, the ABL Facility, provides for loans of up to $1,100 million with its capacity limited by borrowing base calculations. As of March 30, 2013, the Company had $145 million of outstanding borrowings and had issued Letters of Credit totaling $294 million under the ABL Facility. Outstanding Letters of Credit included $100 million issued in favor of certain lessors securing Ahold’s contingent exposure under guarantees of our obligations with respect to certain leases, $179 million issued in favor of certain commercial insurers securing our obligations with respect to our self-insurance program and letters of credit of $15 million for other obligations. There is available capacity on the ABL Facility of $661 million at March 30, 2013, based on the borrowing base calculation. As of March 30, 2013, the Company can periodically elect to pay interest under the amended ABL Facility at Prime plus 1.0% or LIBOR plus 2.0% on the majority of the facility. On borrowings up to $75 million, the facility bears interest at Prime plus 2.25% or LIBOR plus 3.25%. The ABL facility also carries letter of credit fees of 2.0% and an unused commitment fee of 0.25%. The Company anticipates repaying all or substantially all of the outstanding ABL borrowings at times during the next twelve months and reborrowing funds under the facility as needed. The Company anticipates its borrowing base capacity will exceed its ABL facility borrowing needs at all times within the next twelve months and, accordingly, it has included these borrowings in long-term debt in its consolidated balance sheet at March 30, 2013.

•

A senior secured term loan, or the 2011 Term Loan, consists of a senior secured term loan with outstanding borrowings of $416 million at March 30, 2013. The 2011 Term Loan bears interest equal to Prime plus 3.25% or LIBOR plus 4.25%, with a LIBOR floor of 1.5%, based on a periodic election of the interest rate by the Company. Principal repayments of $1 million are payable quarterly with the balance due at maturity. The 2011 Term Loan may require mandatory repayments upon the sale of certain assets or based on excess cash flow generated by the Company, as defined in the agreement. As of March 30, 2013, entities affiliated with KKR, one of our Sponsors, held $32 million of the Company’s 2011 Term Loan debt. The interest rate for all borrowings on the 2011 Term Loan was 5.75%, the LIBOR floor of 1.5% plus 4.25%, for all outstanding periods in 2013 and 2012.

•

The Amended 2007 Term Loan consists of a senior secured term loan with outstanding borrowings of $1,674 million at March 30, 2013. Interest is at Prime plus 3.25% or LIBOR plus 4.25% with a LIBOR floor of 1.5%, based on a periodic election of the interest rate by the Company. Principal repayments of $5 million are payable quarterly on the Amended 2007 Term Loan, with the balance due at maturity on March 31, 2017. The Amended 2007 Term Loan may require mandatory repayments upon the sale of certain assets or based on excess cash flow generated by the Company, as defined in the agreement. As of March 30, 2013, entities affiliated with KKR, one of our Sponsors, held $320 million of the Amended 2007 Term Loan. In 2008, the Company entered into three interest rate swaps to hedge the variable cash flows associated with the Amended 2007 Term Loan. The interest rate swaps, designated as cash flow hedges of interest rate risk, fully expired in January 2013.

•	The CMBS Fixed Facility provides financing of $472 million and is secured by mortgages on 38 properties, consisting primarily of distribution centers. The CMBS Fixed Facility bears interest at 6.38%.

•

A senior secured revolving credit facility, or the Cash Flow Revolver, provides for loans of up to $100 million. There was no balance outstanding as of March 30, 2013. The Cash Flow Revolver bears interest equal to Prime plus 1.25% or LIBOR plus 2.25% and includes an unused line fee of 0.38%.

•

The unsecured Senior Notes, with outstanding principal of $1,350 million at March 30, 2013, bear interest at 8.5%. Unamortized original issue premium associated with the 2013 and 2012 Senior Notes issuances of $21 million at March 30, 2013 will be amortized as a reduction of interest expense over the remaining life of this debt facility. As of March 30, 2013, entities affiliated with KKR, one of our Sponsors, held $20 million of the Company’s Senior Notes.

Substantially all of our assets are pledged under the various debt agreements. Debt under the 2012 ABS Facility is secured by certain designated receivables and restricted cash of the Company. The ABL Facility is secured by certain other designated receivables, inventory and tractors and trailers owned by the Company not pledged under the 2012 ABS Facility. The CMBS Fixed Facility is collateralized by mortgages on the 38 related properties. The obligations of the Company under the Amended 2007 Term Loan, 2011 Term Loan and the Cash Flow Revolver are guaranteed by security in all of the capital stock of the Company’s subsidiaries, each of the direct and indirect 100% owned domestic subsidiaries, as defined in the agreements, and are secured by substantially all assets of these subsidiaries not pledged under the 2012 ABS Facility and the CMBS Facilities. More specifically, the 2011 Term Loan and the Amended 2007 Term Loans are pari passu with the Cash Flow Revolver, have priority over certain collateral securing the ABL Facility and have second priority for other collateral securing the ABL Facility. The former CMBS Floating Facility was collateralized by mortgages on 15 related properties until July 9, 2012 when its outstanding borrowings were repaid. Currently, 14 properties remain in the special purpose, bankruptcy remote subsidiary of the Company and are not pledged as collateral under any of the Company’s debt agreements.

The Company’s credit facilities, loan agreements and indentures contain customary covenants, including, among other things, covenants that restrict our ability to incur certain additional indebtedness, create or permit liens on assets, pay dividends, or engage in mergers or consolidations. Certain debt agreements also contain various and customary events of default with respect to the loans, including, without limitation, the failure to pay interest or principal when the same is due under the agreements, cross default provisions, the failure of representations and warranties contained in the agreements to be true and certain insolvency events. If an event of default occurs and is continuing, the principal amounts outstanding, together with all accrued unpaid interest and other amounts owed thereunder may be declared immediately due and payable by the lenders. Were such an event to occur, the Company would be forced to seek new financing that may not be on as favorable terms as our current facilities. The Company’s ability to refinance its indebtedness on favorable terms, or at all, is directly affected by the current economic and financial conditions. In addition, the Company’s ability to incur secured indebtedness (which may enable it to achieve more favorable terms than the incurrence of unsecured indebtedness) depends in part on the value of its assets, which depends, in turn, on the strength of its cash flows, results of operations, economic and market conditions and other factors. The Company is currently in compliance with all of its credit facilities.

11.	DEBT

The Company’s debt for the years ended December 29, 2012 and December 31, 2011 is comprised of the following (in thousands):

		Interest Rate
		at
	Contractual	December 29,	December 29,	December 31,
Debt Description	Maturity	2012	2012	2011
ABL Facility	May 11, 2016	3.43%	$170,000	$—
2012 ABS Facility	August 27, 2015	1.52	686,000	—
ABS Facility	—	—	—	683,700
2011 Term Loan	March 31, 2017	5.75	418,625	421,813
Amended 2007 Term Loan	March 31, 2017	5.75	1,684,086	—
2007 Term Loan	—	—	—	1,948,200
CMBS Fixed Facility	August 1, 2017	6.38	472,391	472,391
CMBS Floating Facility	—	—	—	170,826
Cash Flow Revolver	July 3, 2013	—	—	—
Senior Notes	June 30, 2019	8.50	975,000	400,000
Senior Subordinated Notes	June 30, 2017	11.25	355,166	521,166
Other debt	2018-2031	4.88–9.00	44,041	22,862

Total debt			4,805,309	4,640,958
Add unamortized premium			8,516	—
Less current portion of long-term debt			(48,926)	(203,118)

Long-term debt			$4,764,899	$4,437,840

Principal payments to be made on outstanding debt as of December 29, 2012 are as follows (in thousands):

2013	$48,926
2014	26,958
2015	713,122
2016	197,327
2017	2,812,653
Thereafter	1,006,323

$4,805,309

As of December 29, 2012, after consideration of the Company’s interest rate hedges, $2,554 million of the total debt was at a fixed rate and $2,260 million was at a floating rate.

Debt Refinancing

2012 Senior Subordinated Notes Redemption

On December 27, 2012, the Company entered into the following transactions in which it:

•	Redeemed $166 million in principal of its 11.25% Senior Subordinated Notes (“Senior Subordinated Notes”) due June 30, 2017; and

•

Issued an additional $175 million in principal of its 8.5% Senior Notes (“Senior Notes”) due June 30, 2019 to fund the Senior Subordinated Notes redemption. The Senior Notes were issued at 101.5% for gross proceeds of $178 million.

The redemption of the Senior Subordinated Notes resulted in a loss on extinguishment of debt of $11 million, including an early redemption premium of $9 million and a write-off of $2 million of unamortized debt issuance costs related to the Senior Subordinated Notes. Additionally, the Company incurred third party costs (principally transaction and legal fees) of $3 million relating to this transaction. An entity affiliated with one of the Company’s Sponsors held the redeemed Senior Subordinated Notes and continued to hold the remaining $355 million in principal of outstanding Senior Subordinated Notes. The remaining $355 million in principal of outstanding Senior Subordinated Notes was subsequently redeemed through the issuance of additional Senior Notes in 2013. See Note 23 — Subsequent Events for additional information.

2012 Term Loan Amendments

On June 6, 2012, the Company entered into an agreement to amend its 2007 Term Loan scheduled to mature on July 3, 2014. Holders of $1,241 million in principal of the 2007 Term Loan, as of June 6, 2012, consented to extend the maturity date of their debt holdings from July 3, 2014 to March 31, 2017. As consideration for the modification, the interest rate on the extended 2007 Term Loan was increased to Prime plus 2.5% or the London InterBank Offered Rate (“LIBOR”) plus 4.25% with a LIBOR floor of 1.5%. The Company paid fees of $4 million to the 2007 Term Loan holders in consideration for their approval and/or participation in the transaction. Additionally, the Company incurred third party costs (principally transaction and legal fees) of $3 million relating to this transaction. The amendment did not require the repayment of the 2007 Term Loan and the receipt of new loan proceeds. However, the terms of the amended 2007 Term Loan were determined to be substantially different from the original agreement and, as a consequence, the amendment was accounted for as an extinguishment of debt and the contemporaneous acquisition of new debt. The 2007 Term Loan amendment resulted in a loss on extinguishment of debt of $10 million, including the write-off of $6 million of unamortized debt issuance costs related to the 2007 Term Loan and fees paid to debt holders of $4 million. Entities affiliated with one of the Company’s Sponsors, holding $321 million of the 2007 Term Loan as of June 6, 2012, participated in the transaction.

On December 6, 2012, the Company entered into a series of transactions resulting in the refinancing of the remaining $699 million in principal of the 2007 Term Loan due July 3, 2014 in which it:

•	Issued an additional $400 million in principal of 8.5% Senior Notes due June 30, 2019, at 101.5% for proceeds of $406 million;

•	Repaid $249 million in principal of the 2007 Term Loan due July 3, 2014;

•	Extended the maturity of $450 million in principal of the 2007 Term Loan to March 31, 2017; and

•	Used the remaining proceeds from the issuance of the Senior Notes and other cash on hand to pay down approximately $150 million in borrowings under its ABL revolving loan agreement (“ABL Facility”).

As consideration for the modification, the interest rate on the $450 million in principal of extended 2007 Term Loan was increased to Prime plus 2.5% or LIBOR plus 4.25% with a LIBOR floor of 1.5%. The Company paid fees of $9 million to the 2007 Term Loan holders in consideration for their participation in the transaction. Additionally, the Company incurred third party costs (principally transaction and legal fees) of $13 million relating to these transactions. The amendment did not require the repayment of the $450 million in extended principal of the 2007 Term Loan and the receipt of new loan proceeds. A portion of the lenders holding the extended $450 million in principal 2007 Term Loan were also lenders prior to the December 6, 2012 amendment, with the remaining 2007 Term Loan principal assigned to the Company’s administrative agent and allocated to new lenders. Due to the fact that the terms of the amended 2007 Term Loan were not substantially different from the original agreement, the extension of $450 million of 2007 Term Loan principal was accounted for as a debt modification as opposed to a debt extinguishment. The amendment of the 2007 Term Loan resulted in a loss on extinguishment of debt of $9 million, consisting of $5 million of fees paid to debt holders, $2 million of third party costs, and the write-off of $2 million of 2007 Term Loan unamortized debt issuance costs not related to continuing lenders. Unamortized debt issuance costs of $1 million will be carried forward and will be amortized through March 31, 2017, the maturity date of the extended 2007 Term Loan.

2012 ABS Loan Refinancing

On August 27, 2012, the Company entered into a new ABS loan facility ( “2012 ABS Facility”), providing commitments to fund up to $800 million against certain customer accounts receivable and related assets originated by US Foods and certain other subsidiaries through August 27, 2015. The Company borrowed $686 million under the 2012 ABS Facility, substantially the entire amount available to it based on its available collateral at August 27, 2012, and used the proceeds to repay all amounts due on its previous ABS Facility. The Company paid loan fees of $2 million to the 2012 ABS Facility lenders in connection with the transaction and incurred third party costs (principally transaction and legal fees) of $1 million relating to this transaction. The refinancing resulted in the full payment of the previous ABS Facility and the contemporaneous receipt of proceeds under the 2012 ABS Facility. A portion of the lenders under the 2012 ABS Facility were also lenders under the previous ABS Facility. Due to the fact that the terms of the 2012 ABS Facility were not substantially different from the previous ABS Facility, that portion of the 2012 ABS Facility pertaining to those continuing lenders was accounted for as a debt modification as opposed to a debt extinguishment. The ABS loan refinancing resulted in a loss on extinguishment of debt of $1 million, consisting of certain third party costs related to the 2012 ABS loan refinancing and a write-off of unamortized debt issuance costs related to the previous ABS Facility.

2011 Debt Refinancing

On May 11, 2011, the Company entered into a series of transactions resulting in the redemption of the Company’s 10.25% Senior Notes due June 30, 2015 (“Old Senior Notes”) primarily with proceeds from new debt financings. The refinancing consisted of the following transactions in which the Company:

•	Redeemed all of the Old Senior Notes outstanding with an aggregate principal of $1 billion;

•	Issued $400 million in principal of 8.5% Senior Notes due June 30, 2019;

•	Entered into a new $425 million senior secured term loan facility (“2011 Term Loan”) maturing March 31, 2017; and

•	Amended the Company’s ABL Facility primarily to extend the maturity date to May 11, 2016 and initially borrowed $75 million under the ABL Facility.

The redemption of the Old Senior Notes, with an aggregate principal of $1 billion, resulted in a loss on extinguishment of debt of $76 million. Included in the loss on extinguishment of debt is an early redemption premium of $64 million and a write-off of $12 million of unamortized debt issuance costs related to the Old Senior Notes.

Following is a description of each of the Company’s debt instruments outstanding as of December 29, 2012:

•

The 2012 ABS Facility provides commitments to fund up to $800 million against certain customer accounts receivable and related assets originated by US Foods, Inc. and certain other subsidiaries through August 27, 2015. The Company has borrowed $686 million under the 2012 ABS Facility, the entire amount available to it based on its available collateral at August 27, 2012. The Company, at its option, can request additional 2012 ABS Facility borrowings up to the maximum commitment, provided sufficient eligible receivables are available as collateral. The portion of the loan held by the lenders who fund the loan with commercial paper bears interest at the lender’s commercial paper rate plus any other costs associated with the issuance of commercial paper plus 1.25% and an unused commitment fee of 0.35%. The portion of the loan held by lenders who do not fund the loan with commercial paper bears interest at LIBOR plus 1.25% and an unused commitment fee of 0.35%. See Note 6 — Accounts Receivable Securitization Program for a further description of the Company’s 2012 ABS Facility. The weighted-average interest rate for the 2012 ABS Facility was 1.57% for 2012.

•

An asset backed senior secured revolving loan facility, the ABL Facility, provides for loans of up to $1,100 million with its capacity limited by borrowing base calculations. As of December 29, 2012, the Company had $170 million of outstanding borrowings and had issued Letters of Credit totaling $290 million under the ABL Facility. Outstanding Letters of Credit included $103 million issued in favor of certain lessors securing Ahold’s contingent exposure under guarantees of our obligations with respect to certain leases and $179 million issued in favor of certain commercial insurers securing our obligations with respect to our self-insurance program. There is available capacity on the ABL Facility of $640 million at December 29, 2012, based on the borrowing base calculation. The Company can periodically elect to pay interest under the amended ABL Facility at Prime plus 1.25% or LIBOR plus 2.25% on the majority of the facility. On borrowings up to $75 million, the facility bears interest at Prime plus 2.5% or LIBOR plus 3.5%. The ABL facility also carries letter of credit fees of 2.25% and an unused commitment fee of 0.38%. The Company does not anticipate repaying all or substantially all of the outstanding ABL borrowings within the next twelve months and, accordingly, has included these borrowings in long-term debt in its consolidated balance sheet at December 29, 2012. The weighted-average interest rate for the 2012 ABL Facility was 3.15% for 2012.

•

A senior secured term loan, or the 2011 Term Loan, consists of a senior secured term loan with outstanding borrowings of $419 million at December 29, 2012. The 2011 Term Loan bears interest equal to Prime plus 3.25% or LIBOR plus 4.25%, with a LIBOR floor of 1.5%, based on a periodic election of the interest rate by the Company. Principal repayments of $1 million are payable quarterly with the balance due at maturity. The 2011 Term Loan may require mandatory repayments upon the sale of certain assets or based on excess cash flow generated by the Company, as defined in the agreement. As of December 29, 2012, entities affiliated with one of our Sponsors held $32 million of the Company’s 2011 Term Loan debt. The interest rate for all borrowings on the 2011 Term Loan was 5.75%, the LIBOR floor of 1.5% plus 4.25%, for all outstanding periods in 2012 and 2011.

•

The 2007 Term Loan, a senior secured term loan, was amended in June 2012 and December 2012. On June 6, 2012, holders of $1,241 million of 2007 Term Loan principal consented to extend the maturity date of their debt holdings from July 3, 2014 to March 31, 2017. On December 6, 2012, holders of $450 million in principal of Non-Extended 2007 Term Loan also consented to extend the maturity date of their debt holdings from July 3, 2014 to March 31, 2017. The remaining $249 million in principal of Non-Extended 2007 Term Loan was repaid. Interest on all extended borrowings (“Amended 2007 Term Loan”) was increased to Prime plus 2.5% or LIBOR plus 4.25% with a LIBOR floor of 1.5%, based on a periodic election of the interest rate by the Company. Principal repayments of $5 million are payable quarterly on the Amended 2007 Term Loan, with the balance due at maturity on March 31, 2017. At December 29, 2012, the outstanding principal of the Amended 2007 Term Loan was $1,684 million. The Amended 2007 Term Loan may require mandatory repayments upon the sale of certain assets or based on excess cash flow generated by the Company, as defined in the agreement. As of December 29, 2012, entities affiliated with one of our Sponsors held $329 million of the Amended 2007 Term Loan.

•

In 2008, the Company entered into three interest rate swaps to hedge the variable cash flows associated with the 2007 Term Loans. The interest rate swaps are designated as cash flow hedges of interest rate risk. The Company effectively pays a fixed rate of 6.0% on the notional amount of the term loan covered by the interest rate swaps. At December 29, 2012, the notional amount of the 2007 Term Loan hedged by the three interest rate swaps was $0.7 billion. The interest rate swaps fully expired in January 2013. The weighted-average interest rate for the variable portion of the 2007 Term Loan was 4.01%, 2.77% and 2.81% for 2012, 2011 and 2010, respectively.

•

The CMBS Fixed Facility provides financing of $472 million and is secured by mortgages on 38 properties, consisting primarily of distribution centers. The CMBS Fixed Facility bears interest at 6.38%. The CMBS Floating Facility matured on July 9, 2012 and its outstanding borrowings totaling $163 million were repaid with proceeds from the ABL Facility.

•

A senior secured revolving credit facility, or the Cash Flow Revolver, provides for loans of up to $100 million. There was no balance outstanding as of December 29, 2012. The Cash Flow Revolver bears interest equal to Prime plus 1.25% or LIBOR plus 2.25% and includes an unused line fee of 0.38%.

•

The unsecured Senior Notes, with outstanding principal of $975 million at December 29, 2012, bear interest at 8.5%. Unamortized original issue premium associated with 2012 Senior Notes issuances of $9 million at December 29, 2012 will be amortized as a reduction of interest expense over the remaining life of this debt facility. As of December 29, 2012, entities affiliated with our Sponsors held $20 million of the Company’s Senior Notes.

•

The unsecured Senior Subordinated Notes bear interest at 11.25% as of December 29, 2012. As of December 29, 2012, entities affiliated with one of our Sponsors held all $355 million of the Company’s Senior Subordinated Notes.

•	Other debt includes capital lease obligations of $31 million and $9 million at December 29, 2012 and December 31, 2011, respectively.

Substantially all of our assets are pledged under the various debt agreements. Debt under the 2012 ABS Facility is secured by certain designated receivables and restricted cash of the Company. The ABL Facility is secured by certain other designated receivables, inventory and tractors and trailers owned by the Company not pledged under the 2012 ABS Facility. The CMBS Fixed Facility is collateralized by mortgages on the 38 related properties. The obligations of the Company under the 2007 and 2011 Term Loans and the Cash Flow Revolver are guaranteed by security in all of the capital stock of the Company’s subsidiaries, each of the direct and indirect 100% owned domestic subsidiaries, as defined in the agreements, and are secured by substantially all assets of these subsidiaries not pledged under the 2012 ABS Facility and the CMBS Facilities. More specifically, the 2011 and 2007 Term Loans are pari passu with the Cash Flow Revolver, have priority over certain collateral securing the ABL Facility and have second priority for other collateral securing the ABL Facility. The CMBS Floating Facility was collateralized by mortgages on 15 related properties until July 9, 2012 when its outstanding borrowings were repaid. The 15 properties currently remain in the special purpose, bankruptcy remote subsidiary of the Company and are not pledged as collateral under any of the Company’s debt agreements.

The Company’s credit facilities, loan agreements and indentures contain customary covenants, including, among other things, covenants that restrict our ability to incur certain additional indebtedness, create or permit liens on assets, pay dividends, or engage in mergers or consolidations. Certain debt agreements also contain various and customary events of default with respect to the loans, including, without limitation, the failure to pay interest or principal when the same is due under the agreements, cross default provisions, the failure of representations and warranties contained in the agreements to be true and certain insolvency events. If an event of default occurs and is continuing, the principal amounts outstanding, together with all accrued unpaid interest and other amounts owed thereunder may be declared immediately due and payable by the lenders. Were such an event to occur, the Company would be forced to seek new financing that may not be on as favorable terms as our current facilities. The Company’s ability to refinance its indebtedness on favorable terms, or at all, is directly affected by the current economic and financial conditions. In addition, the Company’s ability to incur secured indebtedness (which may enable it to achieve more favorable terms than the incurrence of unsecured indebtedness) depends in part on the value of its assets, which depends, in turn, on the strength of its cash flows, results of operations, economic and market conditions and other factors. The Company is currently in compliance with all of its debt agreements.